UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VALUE FUND
OCTOBER 31, 2014

                                                                      (Form N-Q)

48455-1214                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VALUE FUND
October 31, 2014 (unaudited)

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             COMMON STOCKS (96.7%)

             CONSUMER DISCRETIONARY (12.7%)
             ------------------------------
             APPAREL RETAIL (1.2%)
   149,600   L Brands, Inc.                                                 $   10,789
   106,843   Men's Wearhouse, Inc.                                               5,025
                                                                            ----------
                                                                                15,814
                                                                            ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (1.0%)
   119,700   Hanesbrands, Inc.                                                  12,642
                                                                            ----------
             AUTO PARTS & EQUIPMENT (3.7%)
   345,623   American Axle & Manufacturing Holdings, Inc.*                       6,681
   346,670   Delphi Automotive plc                                              23,913
   389,400   Johnson Controls, Inc.                                             18,399
                                                                            ----------
                                                                                48,993
                                                                            ----------
             AUTOMOBILE MANUFACTURERS (1.0%)
   894,700   Ford Motor Co.                                                     12,606
                                                                            ----------
             AUTOMOTIVE RETAIL (0.0%)
     3,700   Murphy USA, Inc.                                                     212
                                                                            ----------
             GENERAL MERCHANDISE STORES (1.7%)
   367,010   Target Corp.                                                       22,689
                                                                            ----------
             HOME FURNISHINGS (0.4%)
   113,500   Tempur Sealy International, Inc.*                                   5,975
                                                                            ----------
             HOTELS, RESORTS & CRUISE LINES (1.4%)
   274,671   Carnival Corp.                                                     11,028
   117,300   Royal Caribbean Cruises Ltd.                                        7,973
                                                                            ----------
                                                                                19,001
                                                                            ----------
             HOUSEHOLD APPLIANCES (0.5%)
    39,247   Whirlpool Corp.                                                     6,752
                                                                            ----------
             LEISURE FACILITIES (0.4%)
   270,700   SeaWorld Entertainment, Inc.                                        5,208
                                                                            ----------
             LEISURE PRODUCTS (0.5%)
   129,700   Brunswick Corp.                                                     6,070
                                                                            ----------
             PUBLISHING (0.6%)
    62,524   John Wiley & Sons, Inc. "A"                                         3,651
    71,400   Meredith Corp.                                                      3,723
                                                                            ----------
                                                                                 7,374
                                                                            ----------
             SPECIALTY STORES (0.3%)
    72,800   Vitamin Shoppe, Inc.*                                               3,416
                                                                            ----------
             Total Consumer Discretionary                                      166,752
                                                                            ----------

================================================================================

1   | USAA Value Fund

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             CONSUMER STAPLES (5.4%)
             -----------------------
             HYPERMARKETS & SUPER CENTERS (1.1%)
   185,155   Wal-Mart Stores, Inc.                                          $   14,122
                                                                            ----------
             TOBACCO (4.3%)
   294,177   Altria Group, Inc.                                                 14,220
   166,100   Lorillard, Inc.                                                    10,215
   256,720   Philip Morris International, Inc.                                  22,851
   153,400   Reynolds American, Inc.                                             9,650
                                                                            ----------
                                                                                56,936
                                                                            ----------
             Total Consumer Staples                                             71,058
                                                                            ----------
             ENERGY (6.5%)
             -------------
             INTEGRATED OIL & GAS (3.0%)
   462,676   BP plc ADR                                                         20,108
   209,908   Occidental Petroleum Corp.                                         18,667
                                                                            ----------
                                                                                38,775
                                                                            ----------
             OIL & GAS DRILLING (0.9%)
    43,300   Helmerich & Payne, Inc.                                             3,759
   364,300   SeaDrill Ltd.                                                       8,379
                                                                            ----------
                                                                                12,138
                                                                            ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.9%)
   262,678   ConocoPhillips                                                     18,952
    57,410   Linn Co., LLC                                                       1,376
    98,300   Murphy Oil Corp.                                                    5,249
                                                                            ----------
                                                                                25,577
                                                                            ----------
             OIL & GAS REFINING & MARKETING (0.6%)
    91,262   Phillips 66                                                         7,164
                                                                            ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    32,700   Golar LNG Ltd.                                                      1,835
                                                                            ----------
             Total Energy                                                       85,489
                                                                            ----------
             FINANCIALS (23.8%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.1%)
    63,500   Ameriprise Financial, Inc.                                          8,012
   252,702   State Street Corp.                                                 19,069
                                                                            ----------
                                                                                27,081
                                                                            ----------
             CONSUMER FINANCE (6.6%)
   239,114   American Express Co.                                               21,508
   379,298   Capital One Financial Corp.                                        31,395
   165,900   Discover Financial Services                                        10,581
   928,331   Navient Corp.                                                      18,362
   464,100   SLM Corp.                                                           4,432
                                                                            ----------
                                                                                86,278
                                                                            ----------
             DIVERSIFIED BANKS (6.8%)
 1,048,682   Bank of America Corp.                                              17,996
   362,972   Citigroup, Inc.                                                    19,430
   418,208   JPMorgan Chase & Co.                                               25,293
   504,204   Wells Fargo & Co.                                                  26,768
                                                                            ----------
                                                                                89,487
                                                                            ----------
             INSURANCE BROKERS (0.4%)
   120,200   Willis Group Holdings Ltd. plc                                      4,872
                                                                            ----------
             MULTI-LINE INSURANCE (1.0%)
   140,200   American International Group, Inc.                                  7,510

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
   436,100   Genworth Financial, Inc. "A"*                                  $    6,101
                                                                            ----------
                                                                                13,611
                                                                            ----------
             REGIONAL BANKS (4.8%)
   214,400   CIT Group, Inc.                                                    10,491
    79,212   City National Corp.                                                 6,235
   424,100   Fifth Third Bancorp                                                 8,478
   427,100   First Niagara Financial Group, Inc.                                 3,199
   128,400   Hanmi Financial Corp.                                               2,754
   252,338   PNC Financial Services Group, Inc.                                 21,799
    89,900   Prosperity Bancshares, Inc.                                         5,429
    90,200   Texas Capital Bancshares, Inc.*                                     5,516
                                                                            ----------
                                                                                63,901
                                                                            ----------
             REITs - HOTEL & RESORT (0.8%)
   466,100   Host Hotels & Resorts, Inc.                                        10,865
                                                                            ----------
             REITs - OFFICE (0.4%)
   173,300   Corporate Office Properties Trust                                   4,738
                                                                            ----------
             THRIFTS & MORTGAGE FINANCE (0.9%)
   424,000   New York Community Bancorp, Inc.                                    6,763
   398,200   People's United Financial, Inc.                                     5,821
                                                                            ----------
                                                                                12,584
                                                                            ----------
             Total Financials                                                  313,417
                                                                            ----------

             HEALTH CARE (15.6%)
             -------------------
             HEALTH CARE DISTRIBUTORS (0.8%)
   133,400   Cardinal Health, Inc.                                              10,469
                                                                            ----------
             HEALTH CARE EQUIPMENT (2.7%)
   379,376   Medtronic, Inc.                                                    25,858
   145,700   St. Jude Medical, Inc.                                              9,350
                                                                            ----------
                                                                                35,208
                                                                            ----------
             HEALTH CARE FACILITIES (0.4%)
   131,980   HealthSouth Corp.                                                   5,323
                                                                            ----------
             HEALTH CARE SERVICES (0.8%)
   155,400   Omnicare, Inc.                                                     10,348
                                                                            ----------
             HEALTH CARE SUPPLIES (0.5%)
   164,660   Haemonetics Corp.*                                                  6,211
                                                                            ----------
             LIFE SCIENCES TOOLS & SERVICES (0.3%)
    46,600   Covance, Inc.*                                                      3,723
                                                                            ----------
             MANAGED HEALTH CARE (2.7%)
    89,200   Cigna Corp.                                                         8,882
   172,060   UnitedHealth Group, Inc.                                           16,348
    86,260   WellPoint, Inc.                                                    10,928
                                                                            ----------
                                                                                36,158
                                                                            ----------
             PHARMACEUTICALS (7.4%)
   189,940   Johnson & Johnson                                                  20,472
   295,978   Merck & Co., Inc.                                                  17,149
   784,020   Pfizer, Inc.                                                       23,481
   403,619   Sanofi ADR                                                         18,663
   321,938   Teva Pharmaceutical Industries Ltd. ADR                            18,180
                                                                            ----------
                                                                                97,945
                                                                            ----------
             Total Health Care                                                 205,385
                                                                            ----------

             INDUSTRIALS (13.4%)
             -------------------
             AEROSPACE & DEFENSE (3.7%)
   116,364   General Dynamics Corp.                                             16,263

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3  | USAA Value Fund

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
   136,827   Honeywell International, Inc.                                  $   13,152
   136,000   Raytheon Co.                                                       14,128
   134,200   Spirit AeroSystems Holdings, Inc. "A"*                              5,279
                                                                            ----------
                                                                                48,822
                                                                            ----------
             AIR FREIGHT & LOGISTICS (0.4%)
   103,200   Forward Air Corp.                                                   4,940
                                                                            ----------
             BUILDING PRODUCTS (1.4%)
   150,025   Gibraltar Industries, Inc.*                                         2,288
   201,000   Owens Corning, Inc.                                                 6,444
    95,200   Simpson Manufacturing Co., Inc.                                     3,149
   151,000   Trex Co., Inc.*                                                     6,493
                                                                            ----------
                                                                                18,374
                                                                            ----------
             CONSTRUCTION & ENGINEERING (0.7%)
   145,800   Aegion Corp.*                                                       2,671
   187,721   Comfort Systems USA, Inc.                                           2,883
   218,800   KBR, Inc.                                                           4,175
                                                                            ----------
                                                                                 9,729
                                                                            ----------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (1.4%)
   173,400   Joy Global, Inc.                                                    9,126
   103,500   Oshkosh Corp.                                                       4,633
   177,002   Terex Corp.                                                         5,092
                                                                            ----------
                                                                                18,851
                                                                            ----------
             DIVERSIFIED SUPPORT SERVICES (0.5%)
   145,930   Mobile Mini, Inc.                                                   6,396
                                                                            ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (1.8%)
   111,500   Eaton Corp. plc                                                     7,626
   239,048   Emerson Electric Co.                                               15,313
                                                                            ----------
                                                                                22,939
                                                                            ----------
             INDUSTRIAL MACHINERY (3.0%)
   110,470   Barnes Group, Inc.                                                  4,039
    90,500   SPX Corp.                                                           8,578
   267,414   Stanley Black & Decker, Inc.                                       25,041
    39,100   Xylem, Inc.                                                         1,422
                                                                            ----------
                                                                                39,080
                                                                            ----------
             OFFICE SERVICES & SUPPLIES (0.3%)
   116,600   Herman Miller, Inc.                                                 3,731
                                                                            ----------
             TRUCKING (0.2%)
   101,800   Heartland Express, Inc.                                             2,560
                                                                            ----------
             Total Industrials                                                 175,422
                                                                            ----------

             INFORMATION TECHNOLOGY (11.8%)
             ------------------------------
             APPLICATION SOFTWARE (0.3%)
   160,100   Mentor Graphics Corp.                                               3,393
                                                                            ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
   211,000   Total System Services, Inc.                                         7,130
                                                                            ----------
             ELECTRONIC COMPONENTS (1.0%)
   321,200   II-VI, Inc.*                                                        4,333
    39,300   Littelfuse, Inc.                                                    3,834
   357,240   Vishay Intertechnology, Inc.                                        4,826
                                                                            ----------
                                                                                12,993
                                                                            ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
    57,000   FARO Technologies, Inc.*                                            3,192
                                                                            ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             ELECTRONIC MANUFACTURING SERVICES (0.7%)
   181,900   Mercury Systems, Inc.*                                         $    2,543
    99,700   Park Electrochemical Corp.                                          2,572
    88,700   Plexus Corp.*                                                       3,668
                                                                            ----------
                                                                                 8,783
                                                                            ----------
             SEMICONDUCTOR EQUIPMENT (0.8%)
   416,000   Brooks Automation, Inc.                                             5,129
   268,286   Photronics, Inc.*                                                   2,412
   307,100   Xcerra Corp.*                                                       2,607
                                                                            ----------
                                                                                10,148
                                                                            ----------
             SEMICONDUCTORS (3.9%)
   202,440   Diodes, Inc.*                                                       5,229
   372,824   Fairchild Semiconductor International, Inc.*                        5,723
   579,561   Intel Corp.                                                        19,711
   138,300   Microchip Technology, Inc.                                          5,962
   292,240   Texas Instruments, Inc.                                            14,512
                                                                            ----------
                                                                                51,137
                                                                            ----------
             SYSTEMS SOFTWARE (4.4%)
   353,000   CA, Inc.                                                           10,258
   519,917   Microsoft Corp.                                                    24,410
   593,600   Oracle Corp.                                                       23,180
                                                                            ----------
                                                                                57,848
                                                                            ----------
             Total Information Technology                                      154,624
                                                                            ----------

             MATERIALS (2.6%)
             ----------------
             CONSTRUCTION MATERIALS (1.6%)
   956,700   CRH plc ADR                                                        21,440
                                                                            ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    62,831   Scotts Miracle-Gro Co. "A"                                          3,722
                                                                            ----------
             SPECIALTY CHEMICALS (0.7%)
   147,200   PolyOne Corp.                                                       5,448
    52,300   Rockwood Holdings, Inc.                                             4,022
                                                                            ----------
                                                                                 9,470
                                                                            ----------
             Total Materials                                                    34,632
                                                                            ----------

             TELECOMMUNICATION SERVICES (2.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.4%)
   264,341   AT&T, Inc.                                                          9,209
   452,415   Verizon Communications, Inc.                                       22,734
                                                                            ----------
                                                                                31,943
                                                                            ----------
             Total Telecommunication Services                                   31,943
                                                                            ----------

             UTILITIES (2.5%)
             ----------------
             ELECTRIC UTILITIES (1.7%)
   106,183   Entergy Corp.                                                       8,922
   121,000   Pinnacle West Capital Corp.                                         7,438
   170,400   Xcel Energy, Inc.                                                   5,703
                                                                            ----------
                                                                                22,063
                                                                            ----------
             MULTI-UTILITIES (0.8%)
   146,000   CenterPoint Energy, Inc.                                            3,584
   169,200   Public Service Enterprise Group, Inc.                               6,990
                                                                            ----------
                                                                                10,574
                                                                            ----------
             Total Utilities                                                    32,637
                                                                            ----------
             Total Common Stocks (cost: $914,870)                            1,271,359
                                                                            ----------

================================================================================

5  | USAA Value Fund

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                           (000)
--------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.9%)

              MONEY MARKET FUNDS (2.9%)
38,592,901    State Street Institutional Liquid Reserves Fund Premier
                 Class, 0.08%(a) (cost: $38,593)                            $   38,593
                                                                            ----------

              TOTAL INVESTMENTS (COST: $953,463)                            $1,309,952
                                                                            ==========

($ IN 000s)                                                    VALUATION HIERARCHY
                                                               -------------------

                                                   (LEVEL 1)         (LEVEL 2)       (LEVEL 3)
                                                 QUOTED PRICES         OTHER       SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT    UNOBSERVABLE
                                                    MARKETS         OBSERVABLE        INPUTS
                                                 FOR IDENTICAL        INPUTS
ASSETS                                              ASSETS                                                 TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                $     1,271,359    $          --    $       --      $   1,271,359
Money Market Instruments:
  Money Market Funds                                    38,593               --            --             38,593
----------------------------------------------------------------------------------------------------------------
Total                                          $     1,309,952    $          --    $       --      $   1,309,952
----------------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through October 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

7  | USAA Value Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2014, were $373,882,000 and $17,393,000, respectively, resulting in net unrealized appreciation of $356,489,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,315,260,000 at October 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.6% of net assets at October 31, 2014.

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9  | USAA Value Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT   Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2014.
*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/16/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/17/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/16/2014
         ------------------------------